Goodwill - Details of the Changes in Goodwill (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in goodwill [abstract]
Beginning balance	₩ 2,075,009	₩ 2,072,493
Acquisition	0	2,516
Ending balance	₩ 2,075,009	₩ 2,075,009